Submission	Feb. 13, 2025
Submission [Line Items]
Central Index Key	0001109357
Registrant Name	EXELON CORP
Registration File Number	333-266487
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES